UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2012

Semi-Annual

Repor t

Western Asset

Intermediate Bond

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Intermediate Bond Fund

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration which is expected to range within 20% of the duration of its benchmark.

Fund name change

Prior to May 1, 2012, the Fund was known as Western Asset Intermediate Bond Portfolio. There was no change in the Fund’s investment objective or investment policies as a result of the name change

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Intermediate Bond Fund for the six-month reporting period ended June 30, 2012. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

President

July 27, 2012

Western Asset Intermediate Bond Fund	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended June 30, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.1% in the fourth quarter of 2011. Economic growth in the U.S. then decelerated, as the Commerce Department reported that first quarter 2012 GDP growth was 2.0%. The preliminary estimate for GDP growth in the second quarter was 1.5%. Moderating growth was partially due to weaker consumer spending, which rose 1.5% in the second quarter, versus 2.4% during the first three months of the year.

Two factors constraining economic growth were the weak job market and continued troubles in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 8.5%. Unemployment then generally declined over the next four months and was 8.1% in April 2012, the lowest rate since January 2009. However, the unemployment rate then moved up to 8.2% in May and was unchanged in June. Within the housing market, sales are still a bit soft, though home prices appear to be firming. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. Existing-home sales fell 5.4% on a seasonally adjusted basis in June 2012 versus the previous month. However, the NAR reported that the median existing-home price for all housing types was $189,400 in June 2012, up 7.9% from June 2011. This marked the fourth consecutive month that home prices rose from a year earlier, the first such occurrence since February through May 2006. In addition, the inventory of unsold homes fell 3.2% in June versus the previous month.

The manufacturing sector, a relative pillar of strength since the end of the Great Recession, weakened during the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in December 2011 it had a reading of 53.9 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Activity in the manufacturing sector fluctuated during the first half of the period and was 54.8 in April, its highest reading since June 2011. The PMI then dipped to 53.5 in May 2012 and fell to 49.7 in June. The latter represented the first contraction in the manufacturing sector since July 2009. In addition, whereas thirteen of the eighteen industries in the PMI grew in May, only seven expanded in June.

IV	Western Asset Intermediate Bond Fund

Investment commentary (cont’d)

Market review

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2012?

A. Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, two- and ten-year Treasury yields were 0.25% and 1.89%, respectively. With the economy initially gathering some momentum, Treasury yields moved higher during the first half of the period. Two-year Treasury yields rose as high as 0.41% on March 20, 2012 and ten-year Treasuries peaked at 2.39% around the same time. Yields then fell in late March, as well as in April, May and early June, given renewed fears over the European sovereign debt crisis. On June 1, 2012, ten-year Treasuries closed at an all-time low of 1.47%. Yields then moved higher as the month progressed due to some positive developments in Europe and hopes for additional Federal Reserve Board (“Fed”)iii actions to stimulate the economy. When the reporting period ended on June 30, 2012, two-year Treasury yields were 0.33% and ten-year Treasury yields were 1.67%.

Q. How did the Fed respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. Looking back, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep the federal funds rateiv at a historically low range between zero and 0.25%, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, the Fed announced that it would extend Operation Twist until the end of 2012 and that it was “prepared to take further action as appropriate to promote a stronger economic recovery and sustained improvement in labor market conditions in a context of price stability.”

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors experienced periods of volatility during the period. Risk appetite was often robust over the first half of the period, due to some better-than-expected economic data and signs of progress in the European sovereign debt crisis. However, fears related to the situation in Europe caused a number of spread sectors to weaken in April. While the spread sectors posted positive absolute returns in April, they generally lagged equal-durationv Treasuries. Several of the riskiest spread sectors then performed poorly in May given a flight to quality that was triggered by escalating fears of contagion from Europe and some disappointing economic data in the U.S. The spread sectors then rallied in June as investor sentiment improved. For the six months ended June 30, 2012, the Barclays U.S. Aggregate Indexvi returned 2.37%.

Performance review

For the six months ended June 30, 2012, Class I shares of Western Asset Intermediate Bond Fund returned 3.80%. The Fund’s unmanaged benchmark, the Barclays Intermediate U.S. Government/Credit Indexvii, returned 2.10% for the same period. The Lipper Intermediate Investment Grade Debt Funds Category Average1 returned 3.49% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 603 funds in the Fund’s Lipper category.

Western Asset Intermediate Bond Fund	V

Performance Snapshot as of June 30, 2012 (unaudited)
6 months
Western Asset Intermediate Bond Fund:
Class I	3.80%
Class IS	3.81%
Barclays Intermediate U.S. Government/Credit Index	2.10%
Lipper Intermediate Investment Grade Debt Funds Category Average[1]	3.49%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2012 for Class I and Class IS shares were 1.75% and 1.78%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class I and Class IS shares would have been 1.73% and 1.74%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Performance of Class A, Class C and Class R shares is not shown because these share classes commenced operations on April 30, 2012.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2012, as supplement May 31, 2012, the gross total annual operating expense ratios for Class I and Class IS shares were 0.49% and 0.48%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets is not expected to exceed 0.45% for Class IS shares. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 603 funds in the Fund’s Lipper category.

VI	Western Asset Intermediate Bond Fund

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 27, 2012

RISKS: Fixed-income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. International investments are subject to special risks including social, economic and political uncertainties, which could increase volatility. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays Intermediate U.S. Government/Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues (rated Baa/BBB or higher) with maturities between one and ten years.

Western Asset Intermediate Bond Fund 2012 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2012 and December 31, 2011 and does not include derivatives such as futures contracts, written options and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%

2	Western Asset Intermediate Bond Fund 2012 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2012 and held for the six months ended June 30, 2012, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period			Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[5]
Class A3	0.85%	$1,000.00	$1,008.50	0.91%	$1.52	[4]	Class A	5.00%	$1,000.00	$1,020.34	0.91%	$4.57
Class C3	0.72	1,000.00	1,007.20	1.61	2.69	[4]	Class C	5.00	1,000.00	1,016.86	1.61	8.07
Class R3	0.81	1,000.00	1,008.10	1.15	1.92	[4]	Class R	5.00	1,000.00	1,019.14	1.15	5.77
Class I	3.80	1,000.00	1,038.00	0.49	2.48	[5]	Class I	5.00	1,000.00	1,022.43	0.49	2.46
Class IS	3.81	1,000.00	1,038.10	0.45	2.28	[5]	Class IS	5.00	1,000.00	1,022.63	0.45	2.26

[1]	For the six months ended June 30, 2012, unless otherwise noted.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	For the period April 30, 2012 (commencement of operations) to June 30, 2012.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (61), then divided by 366.

[5]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Intermediate Bond Fund 2012 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2012

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
BI	— Barclays Intermediate U.S. Government/Credit Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
Muni	— Municipal
WAIBF	— Western Asset Intermediate Bond Fund

4	Western Asset Intermediate Bond Fund 2012 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2012

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
BI	— Barclays Intermediate U.S. Government/Credit Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
Muni	— Municipal
WAIBF	— Western Asset Intermediate Bond Fund

Western Asset Intermediate Bond Fund 2012 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2012

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 48.6%
Consumer Discretionary — 2.9%
Automobiles — 0.6%
Daimler Finance NA LLC, Senior Notes	2.950%	1/11/17	$1,060,000	$1,099,976	(a)
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	240,000	293,140
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	750,000	834,381
Total Automobiles				2,227,497
Media — 1.9%
Comcast Corp., Senior Notes	6.500%	1/15/17	1,190,000	1,416,662
Comcast Corp., Senior Notes	5.150%	3/1/20	500,000	580,442
Reed Elsevier Capital Inc.	7.750%	1/15/14	580,000	633,934
Time Warner Cable Inc., Senior Notes	6.200%	7/1/13	40,000	42,031
Time Warner Cable Inc., Senior Notes	8.250%	2/14/14	2,140,000	2,382,637
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	120,000	156,804
Virgin Media Secured Finance PLC, Senior Secured Notes	6.500%	1/15/18	530,000	576,375
WPP Finance UK, Senior Notes	8.000%	9/15/14	890,000	1,003,721
Total Media				6,792,606
Multiline Retail — 0.4%
Macy’s Retail Holdings Inc., Notes	5.750%	7/15/14	1,470,000	1,595,358
Total Consumer Discretionary				10,615,461
Consumer Staples — 3.9%
Beverages — 1.4%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	1,100,000	1,310,783
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	130,000	152,237
Bottling Group LLC	6.950%	3/15/14	1,310,000	1,447,749
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	1,050,000	1,223,468
Diageo Capital PLC, Senior Notes	1.500%	5/11/17	140,000	140,516
Pernod-Ricard SA, Senior Notes	2.950%	1/15/17	220,000	222,694	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	680,000	704,583	(a)
Total Beverages				5,202,030
Food & Staples Retailing — 0.9%
Kroger Co., Notes	3.900%	10/1/15	865,000	933,114
Safeway Inc., Senior Notes	3.950%	8/15/20	930,000	897,365
Wal-Mart Stores Inc.	4.250%	4/15/13	930,000	957,802
Walgreen Co., Senior Notes	5.250%	1/15/19	540,000	614,283
Total Food & Staples Retailing				3,402,564
Food Products — 0.5%
Kraft Foods Group Inc., Senior Notes	3.500%	6/6/22	490,000	502,820	(a)

See Notes to Financial Statements.

6	Western Asset Intermediate Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Food Products — continued
Kraft Foods Inc., Senior Notes	5.375%	2/10/20	$1,150,000	$1,360,858
Total Food Products				1,863,678
Tobacco — 1.1%
Altria Group Inc., Senior Notes	8.500%	11/10/13	400,000	439,432
Altria Group Inc., Senior Notes	9.250%	8/6/19	660,000	916,929
Philip Morris International Inc.	5.650%	5/16/18	1,130,000	1,364,689
Reynolds American Inc., Senior Notes	7.250%	6/1/13	1,160,000	1,224,459
Total Tobacco				3,945,509
Total Consumer Staples				14,413,781
Energy — 6.6%
Energy Equipment & Services — 0.7%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	720,000	950,809
Transocean Inc., Senior Notes	5.250%	3/15/13	1,530,000	1,571,301
Total Energy Equipment & Services				2,522,110
Oil, Gas & Consumable Fuels — 5.9%
Anadarko Petroleum Corp., Senior Notes	5.950%	9/15/16	70,000	79,434
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	1,610,000	1,870,231
Apache Corp., Senior Notes	3.250%	4/15/22	750,000	783,159
BP Capital Markets PLC, Senior Notes	5.250%	11/7/13	940,000	996,029
BP Capital Markets PLC, Senior Notes	3.125%	10/1/15	180,000	191,363
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	50,000	52,933
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	460,000	476,279
ConocoPhillips	5.200%	5/15/18	1,310,000	1,548,596
Devon Energy Corp.	6.300%	1/15/19	1,170,000	1,435,450
Enbridge Energy Partners LP	9.875%	3/1/19	590,000	774,163
Energy Transfer Partners LP, Senior Notes	9.700%	3/15/19	500,000	641,111
Energy Transfer Partners LP, Senior Notes	9.000%	4/15/19	500,000	624,488
Enterprise Products Operating LLC, Senior Bonds	6.300%	9/15/17	1,500,000	1,790,422
Enterprise Products Operating LLC, Senior Notes	5.250%	1/31/20	390,000	446,744
Enterprise Products Operating LLC, Senior Notes	4.050%	2/15/22	70,000	74,233
Gazprom, Loan Participation Notes	6.212%	11/22/16	120,000	130,194	(a)
Kinder Morgan Energy Partners LP, Senior Notes	6.000%	2/1/17	1,710,000	1,974,953
Noble Energy Inc., Senior Notes	8.250%	3/1/19	340,000	434,658
Noble Energy Inc., Senior Notes	4.150%	12/15/21	270,000	283,917
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	450,000	469,138
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	730,000	734,592
Pemex Project Funding Master Trust	5.750%	3/1/18	190,000	214,700
Petrobras International Finance Co., Senior Notes	3.875%	1/27/16	600,000	619,464

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2012 Semi-Annual Report	7

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	$1,233,000	$1,348,752
Petrobras International Finance Co., Senior Notes	5.375%	1/27/21	520,000	560,441
Petroleos Mexicanos, Notes	8.000%	5/3/19	840,000	1,066,800
Phillips 66, Senior Notes	2.950%	5/1/17	270,000	277,443	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	1,140,000	1,327,492
Sinopec Group Overseas Development 2012 Ltd., Senior Notes	2.750%	5/17/17	270,000	274,574	(a)
Williams Cos. Inc., Notes	7.875%	9/1/21	330,000	416,766
Total Oil, Gas & Consumable Fuels				21,918,519
Total Energy				24,440,629
Financials — 27.1%
Capital Markets — 3.6%
Bear Stearns Co. Inc., Senior Notes	6.400%	10/2/17	710,000	818,759
Credit Suisse AG/Guernsey, Secured Bonds	2.600%	5/27/16	1,110,000	1,140,380	(a)
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	6/1/43	3,320,000	2,247,706	(b)
Goldman Sachs Group Inc., Senior Notes	5.250%	10/15/13	210,000	218,382
Goldman Sachs Group Inc., Senior Notes	6.000%	5/1/14	70,000	73,980
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	420,000	432,358
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	1,720,000	1,815,639
Lehman Brothers Holdings Capital Trust VII	5.857%	8/16/12	6,200,000	0	(b)(c)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Notes	3.850%	8/19/65	360,000	0	(b)(c)(d)(e)(f)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	30,000	0	(c)(d)(e)(f)
Merrill Lynch & Co. Inc., Subordinated Notes	5.700%	5/2/17	1,500,000	1,543,692
Morgan Stanley	7.300%	5/13/19	2,100,000	2,268,502
Morgan Stanley, Medium-Term Notes	5.550%	4/27/17	1,180,000	1,192,234
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	690,000	738,957
UBS AG Stamford CT, Senior Notes	3.875%	1/15/15	840,000	868,034
Total Capital Markets				13,358,623
Commercial Banks — 12.8%
Abbey National Treasury Services PLC, Senior Notes	4.000%	4/27/16	680,000	670,025
ANZ National International Ltd., Senior Notes	2.375%	12/21/12	1,590,000	1,600,742	(a)
Bank of Montreal, Secured Bonds	2.850%	6/9/15	1,070,000	1,132,317	(a)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	2.600%	1/22/13	380,000	382,883	(a)

See Notes to Financial Statements.

8	Western Asset Intermediate Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Commercial Banks — continued
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	$720,000	$849,420	(a)
BB&T Corp., Senior Notes	3.850%	7/27/12	750,000	751,581
BBVA US Senior SAU, Senior Notes	3.250%	5/16/14	670,000	644,568
BNP Paribas, Senior Notes	1.369%	1/10/14	690,000	675,580	(b)
BPCE SA, Senior Subordinated Bonds	2.375%	10/4/13	870,000	854,164	(a)
Commonwealth Bank of Australia, Senior Notes	2.900%	9/17/14	4,630,000	4,845,494	(a)
Commonwealth Bank of Australia, Senior Notes	3.750%	10/15/14	650,000	680,440	(a)
Compagnie de Financement Foncier, Secured Bonds	2.250%	3/7/14	700,000	704,270	(a)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Senior Notes	3.375%	1/19/17	820,000	843,933
Credit Agricole Home Loan SFH, Secured Bonds	1.216%	7/21/14	400,000	390,955	(a)(b)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	1,350,000	1,110,375	(a)(b)(g)
Danske Bank A/S, Senior Notes	3.875%	4/14/16	930,000	915,309	(a)
Dexia Credit Local NY, Senior Notes	2.000%	3/5/13	2,910,000	2,897,103	(a)
Glitnir Banki HF, Subordinated Notes	6.693%	6/15/16	910,000	0	(a)(b)(c)(d)(e)(f)
HSBC Bank PLC, Bonds	1.625%	7/7/14	1,530,000	1,542,361	(a)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	370,000	332,981	(a)
Landsbanki Islands HF	7.431%	10/19/17	1,830,000	0	(a)(b)(c)(d)(e)(f)(g)
Landsbanki Islands HF, Senior Notes	6.100%	8/25/11	2,330,000	116,500	(a)(d)(h)
Landwirtschaftliche Rentenbank, Senior Notes	2.500%	2/15/16	3,980,000	4,193,436
Lloyds TSB Bank PLC, Senior Notes	6.375%	1/21/21	620,000	702,634
National Bank of Canada, Secured Bonds	2.200%	10/19/16	1,100,000	1,147,193	(a)
Nordea Bank AB, Senior Notes	3.700%	11/13/14	620,000	644,837	(a)
Nordea Eiendomskreditt AS, Mortgage Secured Bonds	1.875%	4/7/14	1,860,000	1,887,426	(a)
Rabobank Nederland NV, Junior Subordinated Notes	11.000%	6/30/19	745,000	937,210	(a)(b)(g)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	10/1/14	390,000	391,477
Royal Bank of Scotland Group PLC, Subordinated Notes	5.050%	1/8/15	370,000	369,430
Royal Bank of Scotland PLC, Senior Notes	3.950%	9/21/15	1,210,000	1,232,473
Sparebank 1 Boligkreditt AS, Secured Bonds	2.625%	5/27/17	1,310,000	1,350,372	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.150%	7/22/15	720,000	756,172	(a)
Swedbank AB, Secured Bonds	2.950%	3/28/16	1,900,000	1,978,681	(a)
Toronto-Dominion Bank, Secured Bonds	2.200%	7/29/15	1,930,000	2,008,431	(a)
U.S. Bancorp	4.200%	5/15/14	1,050,000	1,117,503

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2012 Semi-Annual Report	9

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Commercial Banks — continued
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/16/12	$3,708,000	$3,541,140	(b)(g)
Wells Fargo & Co., Senior Notes	3.750%	10/1/14	1,220,000	1,288,060
Wells Fargo & Co., Senior Notes	2.100%	5/8/17	760,000	761,699
Westpac Banking Corp., Senior Notes	2.900%	9/10/14	1,010,000	1,056,534	(a)
Total Commercial Banks				47,305,709
Consumer Finance — 2.1%
American Express Co., Subordinated Debentures	6.800%	9/1/66	930,000	960,690	(b)
American Express Credit Corp., Senior Notes	5.125%	8/25/14	1,860,000	2,009,319
American Honda Finance Corp., Senior Notes	3.500%	3/16/15	1,020,000	1,074,433	(a)
Caterpillar Financial Services Corp., Notes	1.900%	12/17/12	1,370,000	1,379,638
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	1,130,000	1,223,467
John Deere Capital Corp., Notes	2.250%	4/17/19	560,000	572,376
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	530,000	593,600
Total Consumer Finance				7,813,523
Diversified Financial Services — 6.3%
Bank of America Corp., Senior Notes	6.500%	8/1/16	2,985,000	3,277,930
Bank of America Corp., Senior Notes	5.000%	5/13/21	430,000	443,634
CDP Financial Inc.	4.400%	11/25/19	1,270,000	1,435,505	(a)
Citigroup Inc., Senior Notes	6.375%	8/12/14	440,000	470,995
Citigroup Inc., Senior Notes	5.500%	10/15/14	470,000	497,621
Citigroup Inc., Senior Notes	6.000%	8/15/17	1,060,000	1,161,121
Citigroup Inc., Senior Notes	8.500%	5/22/19	1,100,000	1,358,534
Citigroup Inc., Senior Notes	5.375%	8/9/20	1,160,000	1,253,491
Citigroup Inc., Subordinated Notes	5.000%	9/15/14	910,000	932,811
FDIC Structured Sale Guaranteed Notes	0.000%	10/25/13	1,400,000	1,389,836	(a)
General Electric Capital Corp., Senior Notes	5.625%	5/1/18	1,020,000	1,172,531
General Electric Capital Corp., Senior Notes	6.000%	8/7/19	220,000	257,417
General Electric Capital Corp., Senior Notes	4.650%	10/17/21	1,480,000	1,643,579
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	1,705,000	1,775,331	(b)
International Lease Finance Corp., Senior Secured Notes	6.500%	9/1/14	280,000	295,400	(a)
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	1,430,000	1,537,250	(a)
JPMorgan Chase & Co.	4.400%	7/22/20	490,000	516,818
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	790,000	829,906
JPMorgan Chase Capital XXII	6.450%	2/2/37	450,000	450,000
Private Export Funding Corp., Secured Notes	2.125%	7/15/16	1,130,000	1,191,191
SSIF Nevada LP, Senior Notes	1.167%	4/14/14	1,390,000	1,380,681	(a)(b)
Total Diversified Financial Services				23,271,582

See Notes to Financial Statements.

10	Western Asset Intermediate Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Insurance — 2.1%
American International Group Inc., Medium-Term Notes, Senior Notes	5.850%	1/16/18	$250,000	$276,381
American International Group Inc., Senior Notes	3.750%	11/30/13	200,000	202,454	(a)
American International Group Inc., Senior Notes	8.250%	8/15/18	500,000	603,593
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/67	620,000	688,200	(a)
Metropolitan Life Global Funding I, Notes	2.875%	9/17/12	1,460,000	1,466,117	(a)
Prudential Financial Inc., Senior Notes	2.750%	1/14/13	1,820,000	1,837,956
Suncorp-Metway Ltd., Senior Notes	2.067%	7/16/12	2,350,000	2,351,260	(a)(b)
Teachers Insurance & Annuity Association of America — College Retirement Equity Fund, Notes	6.850%	12/16/39	330,000	426,117	(a)
Total Insurance				7,852,078
Thrifts & Mortgage Finance — 0.2%
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	810,000	843,046
Santander Holdings USA Inc., Senior Notes	4.625%	4/19/16	50,000	48,318
Total Thrifts & Mortgage Finance				891,364
Total Financials				100,492,879
Health Care — 1.5%
Health Care Equipment & Supplies — 0.3%
Baxter International Inc., Senior Notes	5.900%	9/1/16	500,000	594,279
Medtronic Inc., Senior Notes	4.450%	3/15/20	390,000	447,626
Medtronic Inc., Senior Notes	3.125%	3/15/22	140,000	145,049
Total Health Care Equipment & Supplies				1,186,954
Health Care Providers & Services — 0.4%
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	380,000	413,500
WellPoint Inc., Notes	5.875%	6/15/17	100,000	117,943
WellPoint Inc., Senior Notes	4.350%	8/15/20	540,000	593,759
WellPoint Inc., Senior Notes	3.700%	8/15/21	70,000	73,900
WellPoint Inc., Senior Notes	3.125%	5/15/22	330,000	332,645
Total Health Care Providers & Services				1,531,747
Life Sciences Tools & Services — 0.3%
Agilent Technologies Inc., Senior Notes	6.500%	11/1/17	780,000	936,653
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	280,000	301,166
Total Life Sciences Tools & Services				1,237,819
Pharmaceuticals — 0.5%
Aristotle Holding Inc., Senior Notes	3.500%	11/15/16	1,260,000	1,326,609	(a)
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	370,000	389,158
Total Pharmaceuticals				1,715,767
Total Health Care				5,672,287

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2012 Semi-Annual Report	11

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Industrials — 1.9%
Aerospace & Defense — 0.8%
Boeing Co., Senior Notes	6.000%	3/15/19	$1,250,000	$1,562,671
United Technologies Corp., Senior Notes	3.100%	6/1/22	1,310,000	1,372,699
Total Aerospace & Defense				2,935,370
Airlines — 0.4%
Continental Airlines Inc., Pass-Through Certificates	6.545%	2/2/19	555,052	592,518
US Airways Pass-Through Trust, Pass-Through Certificates	6.850%	1/30/18	896,040	887,080
Total Airlines				1,479,598
Industrial Conglomerates — 0.1%
United Technologies Corp., Senior Notes	4.500%	4/15/20	250,000	289,730
Road & Rail — 0.6%
Canadian National Railway Co. Financing Pass-Through Trusts, Secured Bonds	7.195%	1/2/16	2,133,615	2,452,826
Total Industrials				7,157,524
Materials — 2.3%
Chemicals — 0.7%
Dow Chemical Co., Notes	6.000%	10/1/12	1,770,000	1,791,389
Ecolab Inc., Senior Notes	4.350%	12/8/21	190,000	210,589
Potash Corp. of Saskatchewan Inc., Senior Notes	6.500%	5/15/19	320,000	401,839
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	180,000	207,704
Total Chemicals				2,611,521
Metals & Mining — 1.5%
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	680,000	865,598
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	300,000	313,077
Freeport-McMoRan Copper & Gold Inc., Senior Notes	3.550%	3/1/22	620,000	610,004
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	90,000	102,769
Rio Tinto Finance USA Ltd., Senior Notes	2.500%	5/20/16	1,100,000	1,143,181
Rio Tinto Finance USA Ltd., Senior Notes	4.125%	5/20/21	590,000	648,605
Vale Overseas Ltd., Notes	6.250%	1/23/17	650,000	739,241
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	1,226,000	1,248,464
Total Metals & Mining				5,670,939
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	270,000	276,016	(a)
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	60,000	61,337	(a)
Total Paper & Forest Products				337,353
Total Materials				8,619,813

See Notes to Financial Statements.

12	Western Asset Intermediate Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Telecommunication Services — 1.3%
Diversified Telecommunication Services — 0.8%
AT&T Inc., Global Notes	5.500%	2/1/18	$870,000	$1,033,782
AT&T Inc., Global Notes	5.600%	5/15/18	800,000	957,486
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	470,000	527,052
Verizon Communications Inc., Senior Notes	3.500%	11/1/21	250,000	266,167
Total Diversified Telecommunication Services				2,784,487
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, Notes	2.375%	9/8/16	910,000	933,570
Cellco Partnership/Verizon Wireless Capital LLC	5.550%	2/1/14	1,000,000	1,070,532
Total Wireless Telecommunication Services				2,004,102
Total Telecommunication Services				4,788,589
Utilities — 1.1%
Electric Utilities — 0.7%
Duke Energy Corp., Senior Notes	6.300%	2/1/14	750,000	811,649
Exelon Corp., Notes	4.900%	6/15/15	530,000	576,047
FirstEnergy Corp., Notes	7.375%	11/15/31	140,000	175,738
MidAmerican Energy Holdings Co., Senior Notes	5.875%	10/1/12	827,000	837,396
Total Electric Utilities				2,400,830
Multi-Utilities — 0.4%
Dominion Resources Inc., Senior Notes	8.875%	1/15/19	1,160,000	1,576,915
Total Utilities				3,977,745
Total Corporate Bonds & Notes (Cost — $180,850,910)				180,178,708
Asset-backed Securities — 9.4%
Access Group Inc., 2005-B A2	0.696%	7/25/22	1,091,974	1,065,899	(b)
AESOP Funding II LLC, 2011-3A A	3.410%	11/20/17	1,200,000	1,270,011	(a)
Avis Budget Rental Car Funding AESOP II LLC, 2012-2A A	2.802%	5/20/18	250,000	254,479	(a)
Bank of America Credit Card Trust, 2010-A1 A1	0.542%	9/15/15	2,440,000	2,444,893	(b)
Citibank Credit Card Issuance Trust, 2009-A5 A5	2.250%	12/23/14	2,840,000	2,865,292
Countrywide Asset-Backed Certificates, 2002-BC1	0.905%	4/25/32	234,611	126,328	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.392%	11/15/36	2,124,489	1,554,099	(b)
Credit-Based Asset Servicing and Securitization LLC, 2005-CB3 M1	0.685%	5/25/35	647,432	580,840	(b)
Credit-Based Asset Servicing and Securitization LLC, 2005-RP1 M1	0.865%	1/25/35	1,320,000	1,212,304	(a)(b)
CS First Boston Mortgage Securities Corp., 2002-MH3 A	6.700%	12/25/31	754,240	804,490
Education Funding Capital Trust, 2003-3 A6	1.740%	12/15/42	200,000	186,500	(b)(f)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2012 Semi-Annual Report	13

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-backed Securities — continued
Educational Funding of the South Inc., 2011-1 A2	1.116%	4/25/35	$4,100,000	$4,003,998	(b)
EFS Volunteer No. 3 LLC, 2012-1 A3	1.245%	4/25/33	2,020,000	1,888,899	(a)(b)
Greenpoint Manufactured Housing, 2001-2 IA2	3.739%	2/20/32	325,000	246,938	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.739%	3/13/32	450,000	361,449	(b)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	260,664	258,123	(a)
Hertz Vehicle Financing LLC, 2009-2A A1	4.260%	3/25/14	1,980,000	2,015,681	(a)
Hertz Vehicle Financing LLC, 2009-2A A2	5.290%	3/25/16	430,000	472,011	(a)
Indymac Home Equity Loan Asset-Backed Trust, 2001-A	0.505%	3/25/31	139,123	92,082	(b)
MSDWCC Heloc Trust, 2003-1 A	0.785%	11/25/15	65,487	63,742	(b)
NCUA Guaranteed Notes, 2010-A1 A	0.589%	12/7/20	3,114,202	3,125,351	(b)
Penarth Master Issuer, 2011-1A A1	0.893%	5/18/15	520,000	520,108	(b)
Quest Trust, 2005-X1 M1	0.745%	3/25/35	206,899	201,351	(a)(b)
Residential Asset Mortgage Products Inc., 2003-RZ4 A7	4.790%	6/25/33	372,933	379,108
SLM Student Loan Trust, 2003-04 A5A	1.218%	3/15/33	685,189	657,782	(a)(b)
SLM Student Loan Trust, 2003-04 A5E	1.218%	3/15/33	2,472,333	2,391,272	(a)(b)
SLM Student Loan Trust, 2003-11 A6	0.758%	12/15/25	1,400,000	1,342,338	(a)(b)
SLM Student Loan Trust, 2005-4 A3	0.586%	1/25/27	1,600,000	1,510,717	(b)
SLM Student Loan Trust, 2005-7 A4	0.616%	10/25/29	1,000,000	919,399	(b)
SLM Student Loan Trust, 2011-B A1	1.092%	12/16/24	1,000,545	997,259	(a)(b)
Soundview Home Equity Loan Trust, 2005-3 M2	1.025%	6/25/35	352,794	333,744	(b)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	618,201	624,211
Total Asset-Backed Securities (Cost — $34,470,654)				34,770,698
Collateralized Mortgage Obligations — 8.7%
ARM Trust, 2004-5 4A1	5.178%	4/25/35	389,377	377,618	(b)
Bayview Commercial Asset Trust, 2005-1A A2	0.595%	4/25/35	805,905	544,254	(a)(b)
Bear Stearns Alt-A Trust, 2005-2 2A4	2.825%	4/25/35	962,480	719,647	(b)
Bear Stearns Commercial Mortgage Securities, 2007-PW17 A4	5.694%	6/11/50	40,000	46,068	(b)
Citigroup Mortgage Loan Trust Inc., 2005-8, 1A1A	2.831%	10/25/35	1,140,736	806,727	(b)
Citigroup Mortgage Loan Trust Inc., 2010-3 4A1	2.520%	2/25/36	846,483	826,083	(a)(b)
Countrywide Home Loans, 2004-20 2A1	2.789%	9/25/34	299,206	192,599	(b)
Countrywide Home Loans, 2004-R1 1AF	0.645%	11/25/34	317,128	263,184	(a)(b)
Countrywide Home Loans, 2006-R2 AF1	0.665%	7/25/36	442,488	378,150	(a)(b)
CS First Boston Mortgage Securities Corp., 2005-9 3A1	6.000%	10/25/35	1,385,225	788,542
Deutsche Mortgage Securities Inc., 2004-4 3AR1	3.109%	6/25/34	469,145	376,207	(b)
FDIC Structured Sale Guaranteed Notes, 2010-S1 1A	0.789%	2/25/48	990,507	991,196	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2	0.945%	12/29/45	1,715,211	1,702,347	(a)(b)(f)

See Notes to Financial Statements.

14	Western Asset Intermediate Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal Home Loan Mortgage Corp. (FHLMC)	9.300%	4/15/19	$16,125	$17,910
Federal Home Loan Mortgage Corp. (FHLMC), 170 B, IO	10.000%	3/1/21	1,738	335
Federal National Mortgage Association (FNMA), PO, PAC	0.000%	5/25/22	1,848	1,813
GE Capital Commercial Mortgage Corp., 2007-C1 A4	5.543%	12/10/49	200,000	218,680
Government National Mortgage Association (GNMA), 2010-H26 LF	0.589%	8/20/58	1,030,125	1,022,297	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF	0.689%	11/20/60	2,902,296	2,888,379	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA	0.739%	2/20/61	886,630	884,835	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.739%	3/20/61	481,074	480,057	(b)
Government National Mortgage Association (GNMA), 2011-H19 FA	0.709%	8/20/61	3,346,505	3,333,936	(b)
GS Mortgage Securities Corp. II, 2007-EOP A2	1.260%	3/6/20	1,130,000	1,114,685	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.595%	1/25/35	313,598	244,627	(a)(b)
Harborview Mortgage Loan Trust, 2004-10 4A	2.907%	1/19/35	736,750	718,554	(b)
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP9 A3	5.336%	5/15/47	50,000	55,317
LB-UBS Commercial Mortgage Trust, 2007-C1 A4	5.424%	2/15/40	133,000	150,052
LB-UBS Commercial Mortgage Trust, 2007-C6 A4	5.858%	7/15/40	40,000	45,683	(b)
LB-UBS Commercial Mortgage Trust, 2007-C7 A3	5.866%	9/15/45	170,000	194,860	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-13 3A7	2.656%	11/21/34	6,815,190	6,729,980	(b)
MASTR ARM Trust, 2004-11 M1	0.885%	11/25/34	670,497	616,061	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.690%	2/25/34	880,909	862,408	(b)
MLCC Mortgage Investors Inc., 2005-1, 2A1	2.329%	4/25/35	268,231	238,993	(b)
Morgan Stanley Dean Witter Capital I, 2002-IQ3 A4	5.080%	9/15/37	561,676	565,798
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	695,057	705,236
SACO I Trust, 2007-VA1 A	9.105%	6/25/21	1,092,755	1,143,856	(a)(b)
Sequoia Mortgage Trust, 2003-3 A1	0.904%	7/20/33	792,900	736,525	(b)
Structured Asset Mortgage Investments Inc., 2004-AR8 A1	0.923%	5/19/35	1,223,425	1,001,865	(b)
Wachovia Bank Commercial Mortgage Trust, 2006-C29 A4	5.308%	11/15/48	128,000	144,055
Washington Mutual Inc., 2004-AR11	2.475%	10/25/34	148,950	144,168	(b)
Total Collateralized Mortgage Obligations (Cost — $33,304,310)				32,273,587

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2012 Semi-Annual Report	15

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 2.5%
FHLMC — 0.5%
Federal Home Loan Mortgage Corp. (FHLMC)	3.005%	1/1/19	$3,417	$3,438	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.620%	12/1/34	519,628	551,953	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.503%	7/1/35	1,327,065	1,415,996	(b)
Total FHLMC				1,971,387
FNMA — 0.5%
Federal National Mortgage Association (FNMA)	8.000%	9/1/15	8,395	8,989
Federal National Mortgage Association (FNMA)	2.580%	3/1/18	7,386	7,766	(b)
Federal National Mortgage Association (FNMA)	9.500%	4/15/21	15,626	18,611
Federal National Mortgage Association (FNMA)	2.585%	12/1/34	255,457	271,637	(b)
Federal National Mortgage Association (FNMA)	2.238%	1/1/35	1,642,747	1,735,727	(b)
Total FNMA				2,042,730
GNMA — 1.5%
Government National Mortgage Association (GNMA)	4.000%	7/19/42	2,300,000	2,508,797	(i)
Government National Mortgage Association (GNMA)	2.067%	6/20/60	2,705,868	2,874,984	(b)
Total GNMA				5,383,781
Total Mortgage-Backed Securities (Cost — $9,146,225)				9,397,898
Municipal Bonds — 1.5%
California — 0.3%
California State, GO	6.200%	10/1/19	450,000	530,406
Santa Clara Valley Transportation Authority, Sales Tax Revenue, Build America Bonds	5.876%	4/1/32	370,000	454,482
Total California				984,888
Illinois — 0.1%
Illinois State, GO	5.877%	3/1/19	250,000	277,225
Pennsylvania — 0.6%
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	0.231%	5/1/46	2,450,000	2,280,019	(b)(f)
Virginia — 0.5%
Virginia State Housing Development Authority	6.000%	6/25/34	1,862,526	1,995,883
Total Municipal Bonds (Cost — $5,124,628)				5,538,015
Sovereign Bonds — 1.9%
Canada — 0.5%
Province of Ontario, Senior Bonds	4.400%	4/14/20	1,620,000	1,883,303
Japan — 0.8%
Japan Finance Corp., Senior Bonds	2.875%	2/2/15	2,690,000	2,829,813
Norway — 0.5%
Kommunalbanken AS, Senior Notes	2.375%	1/19/16	1,800,000	1,877,400	(a)

See Notes to Financial Statements.

16	Western Asset Intermediate Bond Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Sovereign Bonds — continued
Russia — 0.1%
RSHB Capital, Loan Participation Notes, Senior Secured Bonds	6.299%	5/15/17	$270,000	$285,525	(a)
Total Sovereign Bonds (Cost — $6,424,500)				6,876,041
U.S. Government & Agency Obligations — 21.4%
U.S. Government Agencies — 5.1%
Farmer Mac	3.000%	9/22/14	120,000	126,960
Farmer Mac, Guaranteed Trust	5.125%	4/19/17	3,350,000	3,940,749	(a)
Federal Home Loan Bank (FHLB), Bonds	5.625%	6/11/21	1,910,000	2,454,356
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	4,320,000	3,501,667
Federal National Mortgage Association (FNMA), Subordinated Notes	5.250%	8/1/12	1,600,000	1,606,419
Federal National Mortgage Association (FNMA), Subordinated Notes	4.625%	5/1/13	1,590,000	1,646,547
Tennessee Valley Authority, Bonds	5.980%	4/1/36	70,000	97,873
Tennessee Valley Authority, Notes	5.250%	9/15/39	1,090,000	1,421,209
Tennessee Valley Authority, Senior Bonds	3.875%	2/15/21	3,600,000	4,159,184
Total U.S. Government Agencies				18,954,964
U.S. Government Obligations — 16.3%
U.S. Treasury Notes	0.375%	3/15/15	4,340,000	4,337,287
U.S. Treasury Notes	1.000%	8/31/16	2,920,000	2,965,853
U.S. Treasury Notes	1.000%	9/30/16	6,660,000	6,763,543
U.S. Treasury Notes	1.875%	8/31/17	3,810,000	4,019,550
U.S. Treasury Notes	1.250%	4/30/19	23,380,000	23,639,378
U.S. Treasury Notes	2.000%	11/15/21	17,900,000	18,558,666
Total U.S. Government Obligations				60,284,277
Total U.S. Government & Agency Obligations (Cost — $75,644,995)				79,239,241
		Expiration Date	Contracts
Purchased Options — 0.0%
Eurodollar Futures, Put @ $99.38		9/17/12	92	4,600
Eurodollar Mid Curve 2-Year Futures, Put @ $98.75		12/14/12	169	16,900
Eurodollar Mid Curve 3-Year Futures, Put @ $97.25		12/14/12	45	1,969
Eurodollar Mid Curve 3-Year Futures, Put @ $98.25		12/14/12	45	9,562
U.S.Treasury 10-Year Notes Future, Put @ $129.5		8/24/12	20	2,500
Total Purchased Options (Cost — $172,018)				35,531
Total Investments before Short-Term Investments (Cost — $345,138,240)				348,309,719

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2012 Semi-Annual Report	17

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 5.6%
U.S. Government Agencies — 0.1%
Federal National Mortgage Association (FNMA), Discount Notes (Cost — $315,868)	0.150%	10/10/12	$316,000	$315,921	(j)(k)
Repurchase Agreements — 5.5%
Deutsche Bank Securities Inc. repurchase agreement dated 6/29/12; Proceeds at maturity — $20,471,239; (Fully collateralized by U.S. government agency obligations, 0.800% due 4/24/15; Market value —$20,880,416) (Cost — $20,471,000)	0.140%	7/2/12	20,471,000	20,471,000
Total Short-Term Investments (Cost — $20,786,868)				20,786,921
Total Investments — 99.6% (Cost — $365,925,108#)				369,096,640
Other Assets in Excess of Liabilities — 0.4%				1,316,082
Total Net Assets — 100.0%				$370,412,722

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	The coupon payment on these securities is currently in default as of June 30, 2012.

(d)	Illiquid security.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	The maturity principal is currently in default as of June 30, 2012.

(i)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(k)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
GO	— General Obligation
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Value
Eurodollar Futures, Call	9/17/12	$99.50	52	$7,800
Eurodollar Futures, Put	9/17/12	99.13	92	2,300
Eurodollar Futures, Put	9/17/12	99.50	52	5,200
Eurodollar Mid Curve 2-Year Futures, Put	12/14/12	98.25	169	6,337
Eurodollar Mid Curve 3-Year Futures, Put	12/14/12	97.75	90	8,438
Total Written Options (Premiums received — $115,996)				$30,075

See Notes to Financial Statements.

18	Western Asset Intermediate Bond Fund 2012 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2012

Assets:
Investments, at value (Cost — $365,925,108)	$369,096,640
Cash	666
Interest receivable	2,795,242
Receivable for securities sold	1,664,726
Receivable for Fund shares sold	910,958
Principal paydown receivable	98,083
Deposits with brokers for open futures contracts	17,503
Swaps, at value (premiums paid — $2,490)	6,795
Receivable for open swap contracts	277
Prepaid expenses	59,427
Other assets	73,636
Total Assets	374,723,953

Liabilities:
Payable for securities purchased	3,577,213
Distributions payable	275,724
Investment management fee payable	115,186
Swaps, at value (net premiums received — $31,073)	90,638
Payable for Fund shares repurchased	54,015
Payable to broker — variation margin on open futures contracts	50,869
Written options, at value (premiums received — $115,996)	30,075
Payable for open swap contracts	1,085
Accrued expenses	116,426
Total Liabilities	4,311,231
Total Net Assets	$370,412,722

Net Assets:
Par value (Note 7)	$33,626
Paid-in capital in excess of par value	372,454,905
Undistributed net investment income	187,290
Accumulated net realized loss on investments, futures contracts, written options and swap contracts	(5,479,298)
Net unrealized appreciation on investments, futures contracts, written options and swap contracts	3,216,199
Total Net Assets	$370,412,722

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2012 Semi-Annual Report	19

Shares Outstanding:
Class A	915
Class C	2,877
Class R	915
Class I	21,845,782
Class IS	11,775,940

Net Asset Value:
Class A (and redemption price)	$11.02
Class C*	$11.02
Class R (and redemption price)	$11.02
Class I (and redemption price)	$11.02
Class IS (and redemption price)	$11.02
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.51

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

20	Western Asset Intermediate Bond Fund 2012 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2012

Investment Income:
Interest	$5,963,178

Expenses:
Investment management fee (Note 2)	744,857
Transfer agent fees (Note 5)	42,607
Audit and tax	28,567
Registration fees	24,042
Fund accounting fees	23,357
Legal fees	16,967
Shareholder reports (Note 5)	13,095
Directors’ fees	10,123
Custody fees	4,849
Insurance	4,466
Service and/or distribution fees (Notes 2 and 5)	32
Miscellaneous expenses	193
Total Expenses	913,155
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(28,485)
Net Expenses	884,670
Net Investment Income	5,078,508

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(752,367)
Futures contracts	678,242
Written options	68,129
Swap contracts	(307,461)
Net Realized Loss	(313,457)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	8,823,982
Futures contracts	(56,709)
Written options	80,183
Swap contracts	123,200
Change in Net Unrealized Appreciation (Depreciation)	8,970,656
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	8,657,199
Increase in Net Assets from Operations	$13,735,707

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2012 Semi-Annual Report	21

Statements of changes in net assets

For the Six Months Ended June 30, 2012 (unaudited) and the Year Ended December 31, 2011	2012	2011

Operations:
Net investment income	$5,078,508	$11,679,829
Net realized gain (loss)	(313,457)	672,705
Change in net unrealized appreciation (depreciation)	8,970,656	6,936,688
Increase in Net Assets From Operations	13,735,707	19,289,222

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(4,869,866)	(11,904,040)
Net realized gains	(183,701)	(4,075,354)
Decrease in Net Assets From Distributions to Shareholders	(5,053,567)	(15,979,394)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	77,681,108	74,775,495
Reinvestment of distributions	3,204,457	10,412,677
Cost of shares repurchased	(72,811,743)	(135,334,690)
Increase (Decrease) in Net Assets From Fund Share Transactions	8,073,822	(50,146,518)
Increase (Decrease) in Net Assets	16,755,962	(46,836,690)

Net Assets:
Beginning of period	353,656,760	400,493,450
End of period*	$370,412,722	$353,656,760
* Includes undistributed and (overdistributed) net investment income, respectively of:	$187,290	$(21,352)

See Notes to Financial Statements.

22	Western Asset Intermediate Bond Fund 2012 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2012[2]

Net asset value, beginning of period	$10.97

Income from operations:
Net investment income	0.04
Net realized and unrealized gain	0.06
Total income from operations	0.10

Less distributions from:
Net investment income	(0.04)
Net realized gains	(0.01)
Total distributions	(0.05)

Net asset value, end of period	$11.02
Total return[3]	0.85%

Net assets, end of period (000s)	$10

Ratios to average net assets:
Gross expenses[4]	0.95%
Net expenses[4,5,6,7]	0.91
Net investment income[4]	2.11

Portfolio turnover rate[8]	46%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 30, 2012 (commencement of operations) to June 30, 2012 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, and deferred organizational expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 50% for the period ended June 30, 2012.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2012 Semi-Annual Report	23

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2012[2]

Net asset value, beginning of period	$10.97

Income from operations:
Net investment income	0.02
Net realized and unrealized gain	0.06
Total income from operations	0.08

Less distributions from:
Net investment income	(0.02)
Net realized gains	(0.01)
Total distributions	(0.03)

Net asset value, end of period	$11.02
Total return[3]	0.72%

Net assets, end of period (000s)	$32

Ratios to average net assets:
Gross expenses[4]	1.64%
Net expenses[4,5,6,7]	1.61
Net investment income[4]	1.33

Portfolio turnover rate[8]	46%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 30, 2012 (commencement of operations) to June 30, 2012 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, and deferred organizational expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 50% for the period ended June 30, 2012.

See Notes to Financial Statements.

24	Western Asset Intermediate Bond Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2012[2]

Net asset value, beginning of period	$10.97

Income from operations:
Net investment income	0.03
Net realized and unrealized gain	0.06
Total income from operations	0.09

Less distributions from:
Net investment income	(0.03)
Net realized gains	(0.01)
Total distributions	(0.04)

Net asset value, end of period	$11.02
Total return[3]	0.81%

Net assets, end of period (000s)	$10

Ratios to average net assets:
Gross expenses[4]	1.20%
Net expenses[4,5,6,7]	1.15
Net investment income[4]	1.87

Portfolio turnover rate[8]	46%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 30, 2012 (commencement of operations) to June 30, 2012 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, and deferred organizational expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 50% for the period ended June 30, 2012.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2012 Semi-Annual Report	25

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2]	2012[3]	2011	2010	2009	2008[4]	2008[5]	2007[5]

Net asset value, beginning of period	$10.76	$10.67	$10.31	$9.32	$10.30	$10.43	$10.21

Income (loss) from operations:
Net investment income	0.15	0.34	0.39	0.42	0.34	0.52	0.49
Net realized and unrealized gain (loss)	0.26	0.23	0.50	1.14	(0.82)	(0.14)	0.22
Total income (loss) from operations	0.41	0.57	0.89	1.56	(0.48)	0.38	0.71

Less distributions from:
Net investment income	(0.14)	(0.35)	(0.40)	(0.42)	(0.37)	(0.51)	(0.49)
Net realized gains	(0.01)	(0.13)	(0.13)	(0.15)	(0.13)	—	—
Total distributions	(0.15)	(0.48)	(0.53)	(0.57)	(0.50)	(0.51)	(0.49)

Net asset value, end of period	$11.02	$10.76	$10.67	$10.31	$9.32	$10.30	$10.43
Total return[6]	3.80%	5.35%	8.76%	17.24%	(4.72)%	3.77%	7.17%

Net assets, end of period (000s)	$240,646	$271,537	$341,090	$422,610	$475,695	$706,873	$639,735

Ratios to average net assets:
Gross expenses	0.50%[7]	0.49%	0.48%	0.47%	0.46%[7]	0.45%	0.46%
Net expenses[8]	0.49 [7,9]	0.48 [9]	0.48 [9]	0.47	0.46 [7]	0.45	0.45 [9]
Net investment income	2.71 [7]	3.15	3.63	4.20	4.60 [7]	5.00	4.80

Portfolio turnover rate	46%[10]	69%[10]	99%	175%	165%[11]	239%	244%

[1]	Per share amounts have been calculated using the average shares method.

[2]	In April 2010, Institutional Class shares were renamed Class I shares.

[3]	For the six months ended June 30, 2012 (unaudited).

[4]	For the period April 1, 2008 through December 31, 2008.

[5]	For the year ended March 31.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 50% for the six months ended June 30, 2012 and 75% for the year ended December 31, 2011, respectively.

[11]	Not annualized.

See Notes to Financial Statements.

26	Western Asset Intermediate Bond Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1,2]	2012[3]	2011	2010	2009	2008[4]

Net asset value, beginning of period	$10.76	$10.67	$10.31	$9.31	$9.49

Income (loss) from operations:
Net investment income	0.15	0.34	0.39	0.42	0.09
Net realized and unrealized gain (loss)	0.26	0.23	0.50	1.15	(0.13)
Total income (loss) from operations	0.41	0.57	0.89	1.57	(0.04)

Less distributions from:
Net investment income	(0.14)	(0.35)	(0.40)	(0.42)	(0.14)
Net realized gains	(0.01)	(0.13)	(0.13)	(0.15)	—
Total distributions	(0.15)	(0.48)	(0.53)	(0.57)	(0.14)

Net asset value, end of period	$11.02	$10.76	$10.67	$10.31	$9.31
Total return[5]	3.81%	5.39%	8.79%	17.39%	(0.41)%

Net assets, end of period (000s)	$129,715	$82,120	$59,403	$60,112	$50,196

Ratios to average net assets:
Gross expenses	0.47%[6]	0.48%	0.47%	0.46%	0.46%[6]
Net expenses[7,8]	0.45 [6,9]	0.45	0.45	0.45	0.45 [6]
Net investment income	2.75 [6]	3.17	3.65	4.20	4.50 [6]

Portfolio turnover rate	46%[10]	69%[10]	99%	175%	165%[11]

[1]	Per share amounts have been calculated using the average shares method.

[2]	In April 2010, Institutional Select Class shares were renamed Class IS shares.

[3]	For the six months ended June 30, 2012 (unaudited).

[4]	For the period October 3, 2008 (commencement of operations) to December 31, 2008.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Directors’ consent.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 50% for the six months ended June 30, 2012 and 75% for the year ended December 31, 2011, respectively.

[11]	Not annualized.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2012 Semi-Annual Report	27

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (formerly known as Western Asset Intermediate Bond Portfolio) (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing service use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third

28	Western Asset Intermediate Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Intermediate Bond Fund 2012 Semi-Annual Report	29

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes	—	$180,178,708	$0	*	$180,178,708
Asset-backed securities	—	34,770,698	—		34,770,698
Collateralized mortgage obligations	—	32,273,587	—		32,273,587
Mortgage-backed securities	—	9,397,898	—		9,397,898
Municipal bonds	—	5,538,015	—		5,538,015
Sovereign bonds	—	6,876,041	—		6,876,041
U.S. government & agency obligations	—	79,239,241	—		79,239,241
Purchased options	$35,531	—	—		35,531
Total long-term investments	$35,531	$348,274,188	$0	*	$348,309,719
Short-term investments†	—	20,786,921	—		20,786,921
Total investments	$35,531	$369,061,109	$0	*	$369,096,640
Other financial instruments:
Futures contracts	$38,507	—	—		$38,507
Credit default swaps on corporate issues — buy protection‡	—	$6,795	—		6,795
Total other financial instruments	$38,507	$6,795	—		$45,302
Total	$74,038	$369,067,904	$0	*	$369,141,942

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$30,075	—	—	$30,075
Futures contracts	24,501	—	—	24,501
Credit default swaps on corporate issues — sell protection‡	—	$87,249	—	87,249
Credit default swaps on corporate issues — buy protection‡	—	3,389	—	3,389
Total	$54,576	$90,638	—	$145,214

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

*	Value is less than $1.

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Notes to financial statements (unaudited) (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Corporate Bonds & Notes
Balance as of December 31, 2011	$0	*
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of June 30, 2012	$0	*
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2012	—

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.
*	Value is less than $1.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the

Western Asset Intermediate Bond Fund 2012 Semi-Annual Report	31

case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(d) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

32	Western Asset Intermediate Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2012, the total notional value of all credit default swaps to sell protection is $860,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2012, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum

Western Asset Intermediate Bond Fund 2012 Semi-Annual Report	33

potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. Interest rate swaps are marked-to-market daily based

34	Western Asset Intermediate Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(g) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar

Western Asset Intermediate Bond Fund 2012 Semi-Annual Report	35

roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(i) Stripped securities. The Fund may invest in “Stripped Securities,” a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(j) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(k) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

36	Western Asset Intermediate Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of June 30, 2012, the Fund held written options and credit default swaps with credit related contingent features which had a liability position of $120,713. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(n) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid

Western Asset Intermediate Bond Fund 2012 Semi-Annual Report	37

monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2012 no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

The Fund has an investment management agreement with Legg Mason Partners Fund Advisor, LLC (“LMPFA”). Western Asset Management Company (“Western Asset”) is the investment adviser. LMPFA and Western Asset are wholly owned subsidiaries of Legg Mason, Inc (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.

The investment manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) so that total operating expenses are not expected to exceed 0.90%, 1.65%, 1.15% and 0.45% for Class A, Class C, Class R and Class IS shares, respectively. Western Asset also agreed to waive their advisory fee (which is paid by LMPFA and not the Fund) under the Fee Cap. These arrangements cannot be terminated prior to December 31, 2013 without the Board’s consent.

38	Western Asset Intermediate Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

During the six months ended June 30, 2012, fees waived and/or expenses reimbursed amounted to $28,482.

The investment manager is permitted to recapture amounts waived or reimbursed to a class within three years after the day on which the investment manager earned the fee or incurred the expense if the class’s total annual operating expenses have fallen to a level below the lower of the limit described above or the limit then in effect.

Effective July 1, 2012, the investment manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limits described above. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding this limit or any other lower limit then in effect.

Pursuant to the new arrangement, at June 30, 2012, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class IS
Expires December 31, 2012	$11,753
Expires December 31, 2013	17,470
Expires December 31, 2014	12,874
Total fee waivers/expense reimbursements subject to recapture	$42,097

For the six months ended June 30, 2012, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. Class C shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2012, LMIS and its affiliates did not receive sales charges on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2012, there were no CDSCs paid to LMIS and its affiliates.

All officers and one Director of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

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3. Investments

During the six months ended June 30, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$35,103,403	$139,066,895
Sales	43,048,771	133,473,764

At June 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$17,444,561
Gross unrealized depreciation	(14,273,029)
Net unrealized appreciation	$3,171,532

At June 30, 2012, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
90-day eurodollar	89	3/13	$22,122,139	$22,133,188	$11,049
U.S. treasury 5-year notes	88	9/12	10,916,630	10,909,250	(7,380)
U.S. treasury 10-year notes	23	9/12	3,049,231	3,067,625	18,394
U.S. treasury 30-year bonds	13	9/12	1,916,152	1,923,594	7,442
					$29,505
Contracts to Sell:
90-day eurodollar	25	9/13	$6,213,356	$6,214,375	$(1,019)
90-day eurodollar	89	3/14	22,093,723	22,109,825	(16,102)
U.S. treasury 5-year notes	54	9/12	11,891,747	11,890,125	1,622
					$(15,499)
Net unrealized gain on open futures contracts					$14,006

At June 30, 2012, the Fund held TBA securities with a total cost of $2,501,610.

During the six months ended June 30, 2012, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of December 31, 2011	92	$19,826
Options written	14,414,739	249,653
Options closed	(14,414,294)	(120,437)
Options exercised	(82)	(33,046)
Options expired	—	—
Written options, outstanding as of June 30, 2012	455	$115,996

40	Western Asset Intermediate Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

At June 30, 2012, the Fund held the following open credit default swap contracts:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2012[3]	Periodic Payments Received By The Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Deutsche Bank AG (MetLife Inc., 5.000%, due 6/15/15)	$860,000	6/20/18	2.94%	1.000% quarterly	$(87,249)	$(30,668)	$(56,581)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2012[3]	Periodic Payments Made By The Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs Group Inc. (Assured Guaranty Municipal Corp., 0.480% due 11/15/13)	$330,000	3/20/15	5.64%	5.000% quarterly	$5,215	$1,752	$3,463
Goldman Sachs Group Inc. (Assured Guaranty Municipal Corp., 0.480% due 11/15/13)	220,000	3/20/13	3.31%	5.000% quarterly	(2,663)	(349)	(2,314)
Goldman Sachs Group Inc. (Assured Guaranty Municipal Corp., 0.480%, due 11/15/13)	60,000	3/20/13	3.31%	5.000% quarterly	(726)	(56)	(670)
Goldman Sachs Group Inc. (Assured Guaranty Municipal Corp., 0.480%, due 11/15/13)	100,000	3/20/15	5.64%	5.000% quarterly	1,580	738	842
Total	$710,000				$3,406	$2,085	$1,321

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

‡	Percentage shown is an annual percentage rate.

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Western Asset Intermediate Bond Fund 2012 Semi-Annual Report	41

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2012.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$35,531	—	$35,531
Futures contracts[3]	38,507	—	38,507
Swap contracts[4]	—	$6,795	6,795
Total	$74,038	$6,795	$80,833

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Written options	$30,075	—	$30,075
Futures contracts[3]	24,501	—	24,501
Swap contracts[4]	—	$90,638	90,638
Total	$54,576	$90,638	$145,214

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2012. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options	$(35,013)	—	$(35,013)
Written options	64,526	$3,603	68,129
Futures contracts	678,242	—	678,242
Swap contracts	(105,853)	(201,608)	(307,461)
Total	$601,902	$(198,005)	$403,897

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options	$(130,151)	—	$(130,151)
Written options	80,183	—	80,183
Futures contracts	(56,709)	—	(56,709)
Swap contracts	—	$123,200	123,200
Total	$(106,677)	$123,200	$16,523

42	Western Asset Intermediate Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

During the six months ended June 30, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$100,848
Written options	70,951
Futures contracts (to buy)	35,845,463
Futures contracts (to sell)	33,663,847

Average Notional Balance
Interest rate swap contracts†	$5,134,286
Credit default swap contracts (to buy protection)	1,038,571
Credit default swap contracts (to sell protection)	3,050,706
Total return swap contracts†	138,571

†	At June 30, 2012, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service and/or distribution fee with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each respective class. Service and distribution fees are accrued and paid monthly. At June 30, 2012, Class FI shares had not commenced operations.

For the six months ended June 30, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Shareholder Reports**		Transfer Agent Fees
Class A†	$4	$0	*	$4
Class C†	19	0	*	4
Class R†	9	0	*	4
Class I	—	8,682		39,458
Class IS	—	2,059		3,137
Total	$32	$10,741		$42,607

†	For the period April 30, 2012 (commencement of operations) to June 30, 2012.

*	Value is less than $1.

**	For the period January 1, 2012 through May 31, 2012, unless otherwise noted. Subsequent to May 31, 2012, these expenses were accrued as common fund expenses.

For the six months ended June 30, 2012, waivers and/or expense reimbursements by class were as follows:

	Service and/or Distribution Fees Waived	Waivers/ Expense Reimbursements
Class A†	$1	—
Class C†	1	—
Class R†	1	—
Class I	—	$15,608
Class IS	—	12,874
Total	$3	$28,482

†	For the period April 30, 2012 (commencement of operations) to June 30, 2012.

Western Asset Intermediate Bond Fund 2012 Semi-Annual Report	43

6. Distributions to shareholders by class

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
Net Investment Income:
Class A†	$34	—
Class C†	24	—
Class R†	30	—
Class I	3,288,568	$9,689,872
Class IS	1,581,210	2,214,168
Total	$4,869,866	$11,904,040

Net Realized Gains
Class A†	$5	—
Class C†	5	—
Class R†	5	—
Class I	120,231	$3,130,405
Class IS	63,455	944,949
Total	$183,701	$4,075,354

†	For the period April 30, 2012 (commencement of operations) to June 30, 2012.

7. Capital shares

At June 30, 2012, the Corporation had 37.5 billion shares of capital stock authorized with a par value of $0.001 per share.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class A†
Shares sold	911	$10,000	—	—
Shares issued on reinvestment	4	39	—	—
Net increase	915	$10,039	—	—

Class C†
Shares sold	2,874	$31,600	—	—
Shares issued on reinvestment	3	29	—	—
Net increase	2,877	$31,629	—	—

Class R†
Shares sold	912	$10,000	—	—
Shares issued on reinvestment	3	35	—	—
Net increase	915	$10,035	—	—

44	Western Asset Intermediate Bond Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class I
Shares sold	2,386,070	$25,935,221	4,433,992	$48,236,252
Shares issued on reinvestment	145,770	1,596,154	679,287	7,342,179
Shares repurchased	(5,917,468)	(64,437,743)	(11,840,541)	(128,176,990)
Net decrease	(3,385,628)	$(36,906,368)	(6,727,262)	$(72,598,559)

Class IS
Shares sold	4,759,017	$51,694,287	2,432,305	$26,539,243
Shares issued on reinvestment	146,802	1,608,200	284,152	3,070,498
Shares repurchased	(760,972)	(8,374,000)	(651,689)	(7,157,700)
Net increase	4,144,847	$44,928,487	2,064,768	$22,452,041

†	For the period April 30, 2012 (commencement of operations) to June 30, 2012.

8. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Western Asset

Intermediate Bond Fund

Directors

William E. B. Siart, Chairman

R. Jay Gerken

President

Ronald J. Arnault

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

Jaynie Miller Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Western Asset Management Company

Transfer agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Custodian

State Street Bank and Trust Company

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Western Asset Intermediate Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Intermediate Bond Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012830 8/12 SR12-1724

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/S/ R. JAY GERKEN
R. Jay Gerken President of
Western Asset Funds, Inc.

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President of
Western Asset Funds, Inc.

Date:	August 23, 2012

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer
Western Asset Funds, Inc.

Date:	August 23, 2012